Employee compensation and benefits - Mortality tables and average life expectancy at age 60 for the principal plan (Details) - Pension Plan - Principal plan	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Aged 60, Male
Disclosure of defined benefit plans [line items]
Life expectancy at age 60	27 years 3 months 18 days	27 years
Aged 40, Male
Disclosure of defined benefit plans [line items]
Life expectancy at age 60	28 years 9 months 18 days	28 years 6 months
Aged 60, Female
Disclosure of defined benefit plans [line items]
Life expectancy at age 60	28 years 6 months	28 years 1 month 6 days
Aged 40, Female
Disclosure of defined benefit plans [line items]
Life expectancy at age 60	30 years 1 month 6 days	29 years 8 months 12 days